Risk Management Overview (Tables)	12 Months Ended
Jun. 30, 2026
Risk Management Overview [Abstract]
Schedule of Foreign Currency Denominated Monetary Assets and Liabilities

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of each reporting period are as follows:

	Assets		Liabilities
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	RM	RM	RM	RM
SGD	12,291	-	-	-

Schedule of Sensitivity Analysis of Foreign Exchange Rate
	June 30, 2026	June 30, 2025
	RM	RM
Gain/(loss) in relation to
- SGD	615

Schedule of Concentration Risk

Details of the customer individually representing 10% or more of the Group’s revenue are as follows:

	For the year ended
	June 30, 2026		June 30, 2025		June 30, 2024
Customer A	70,400,000	30%	69,000,000	35%	*	*
Customer B	*	*	44,000,000	22%	27,000,000	46%
Customer C	131,200,000	56%	23,520,000	12%	*	*
Customer D	*	*	*	*	8,000,000	14%
Customer E	*	*	*	*	17,000,000	29%

*	Less than 10% of total revenue.